Segment Reporting (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting (Details) [Line Items]
Number of operating segments	1	1
Number of reportable segments	1	1
Heliogen, Inc. [Member]
Segment Reporting (Details) [Line Items]
Number of operating segments	1	1